Property, Plant And Equipment - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	$ 305,277	$ 292,193	$ 348,163	$ 358,518	$ 280,415
Lease obligations	425,518	464,512		$ 525,543	$ 417,850
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	906,831	858,138
Accumulated Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	$ (80,689)	$ (56,964)	$ (55,798)